Business Combinations (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of detailed information about business combination [abstract]
Cash	$ 14
Other accounts receivable	45
Property and equipment, net	2,192
Customer relationships, net	307
Assets, net	2,558
Trade payables	(445)
Other accounts payable	(42)
Related Parties	(206)
Deferred taxes liability, net	(60)
Liabilities, net	(753)
Net identifiable assets	1,805
Non-controlling interests	(318)
Goodwill arising on acquisition	160
Total purchase cost	$ 1,647